Organization and Principal Activities (Details) - Schedule of activities of the Company and its subsidiaries - Business Combination [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Adrie Global Holdings Limited (“Adrie”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Adrie Global Holdings Limited (“Adrie”)	Adrie Global Holdings Limited (“Adrie”)
Background	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	● A BVI company ● Incorporated on November 19, 2014 ● A holding company
Ownership	100% owned by Roan	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)
Background	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited ● Disposed in September 30, 2021.	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited ● Disposed in September 30, 2021.
Ownership	100% owned by Adrie	100% owned by Adrie
Fortis Industrial Group Limited (“FHIG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Fortis Industrial Group Limited (“FIG”)	Fortis Industrial Group Limited (“FIG”)
Background	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company ● Formerly known as “Fortis Health Industrial Group Limited”	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company ● Formerly known as “Fortis Health Industrial Group Limited”
Ownership	100% owned by Adrie	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited ("XJJK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”)	Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”)
Background	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company ● Disposed in September 30, 2021 with Roan HK.	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company ● Disposed in September 30, 2021 with Roan HK.
Ownership	100% owned by Roan HK	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)	Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)
Background	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.
Ownership	100% owned by FIG	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)	Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)
Background	● A PRC company ● Incorporated on March 3, 2020 ● Registered capital of RMB 5 million ● Engaged in providing services in health management, health big data management and blockchain technology-based health information management.	● A PRC company ● Incorporated on March 3, 2020 ● Registered capital of RMB 5 million ● Engaged in providing services in health management, health big data management and blockchain technology-based health information management.
Ownership	100% indirectly owned by FIG	100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)	Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)
Background	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.
Ownership	100% indirectly owned by FIG	100% indirectly owned by FIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)	Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)
Background	● A PRC limited liability partnership ● Incorporated on December 21, 2017 ● Acquired on November 29, 2019 ● Registered capital of $7,750,878 (RMB 51 million) ● Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management	● A PRC limited liability partnership ● Incorporated on December 21, 2017 ● Acquired on November 29, 2019 ● Registered capital of $7,750,878 (RMB 51 million) ● Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management
Ownership	100% indirectly owned by FIG	100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Hangzhou) Co.Ltd ("Yiija") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”)	Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia”)
Background	● A PRC company ● Incorporated on June 23, 2022 ● Registered capital of $1 million ● Planning for industrial operation services	● A PRC company ● Incorporated on August 2, 2021 ● Registered capital of RMB 5 million ● Engaged in business travel services
Ownership	100% directly owned by FIG	35% indirectly owned by FIG
Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“FINE C+ Health”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia”)	FINE C+ Health (Hangzhou) Technology Limited (“FINE C+ Health”)
Background	● A PRC company ● Incorporated on August 2, 2021 ● Registered capital of RMB 5 million ● Established to engage in business travel services ● In July 2022, the Company announced Yijia was dissolving prior to material operations commencing	● A PRC company ● Incorporated on October 14, 2021 ● Registered capital of RMB 5 million ● Engaged in online medical consultation and traditional Chinese medicine
Ownership	35% directly owned by FIG	40% indirectly owned by FIG
FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”)	FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”)
Background	● A PRC company ● Incorporated on November 8, 2021 ● Registered capital of RMB 5 million ● Established to engaged in lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests ● In July 2022, the Company announced Fine C+ Digital was dissolving prior to material operations commencing	● A PRC company ● Incorporated on November 8, 2021 ● Registered capital of RMB 5 million ● Engaged in lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests
Ownership	45% indirectly owned by FIG	45% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Financial Holdings Group Limited (“Lixin Cayman”)	Lixin Financial Holdings Group Limited (“Lixin Cayman”)
Background	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company
Ownership	65.0177% owned by Roan	65.0177% owned by Roan
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)
Background	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	● A BVI company ● Incorporated on November 29, 2017 ● A holding company
Ownership	100% owned by Lixin Cayman	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Financial Holdings Group Limited (“Lixin HK”)	Lixin Financial Holdings Group Limited (“Lixin HK”)
Background	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company
Ownership	100% owned by Lixin BVI	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Co., Ltd. (“Zhejiang Lixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zhejiang Lixin Enterprise Management Group Co., Ltd. (“Zhejiang Lixin”)	Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”)
Background	● A PRC limited liability company ● Incorporated on July 3, 2015 ● Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services	● A PRC limited liability company ● Incorporated on July 3, 2015 ● Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services
Ownership	99% owned by Lixin HK and 1% owned by FIG	99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)	Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)
Background	● A PRC limited liability company ● Incorporated on January 5, 2013 ● Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services	● A PRC limited liability company ● Incorporated on January 5, 2013 ● Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services
Ownership	93.4% owned by Zhejiang Lixin	93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)	Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)
Background	● A PRC limited liability company ● Incorporated on March 21, 2017 ● Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up ● Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors	● A PRC limited liability company ● Incorporated on March 21, 2017 ● Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up ● Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors
Ownership	100% owned by Zhejiang Jingyuxin	100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)
Background	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	● A PRC limited liability company ● Incorporated on December 19, 2017 Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service
Ownership	100% owned by LAM	100% owned by LAM